Condensed Financial Information of the Parent Company (Details) - USD ($)	1 Months Ended
	Apr. 29, 2022	Dec. 31, 2020	Mar. 31, 2023	Sep. 30, 2022	Jun. 29, 2020
Condensed Financial Information of the Parent Company (Details) [Line Items]
Common Stock, Shares Authorized			500,000,000	500,000,000
Ordinary share par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary share issued			14,006,250	14,006,250
Ordinary share outstanding			14,006,250	14,006,250
Ordinary share surrender		27,175,000
Initial public offering	3,881,250
Gross proceeds (in Dollars)	$ 15,525,000
Net proceeds (in Dollars)	12,409,022
Ordinary shares value (in Dollars)	388		$ 1,401	$ 1,401
Additional Paid in Capital, Common Stock (in Dollars)	$ 12,408,634
Over-Allotment Option [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Price per share (in Dollars per share)	$ 4
Common Stock [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001
Ordinary share issued	506,250
Maximum [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary share issued			37,300,000
Ordinary share outstanding			37,300,000
Minimum [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary share issued			10,125,000
Ordinary share outstanding			10,125,000
Mr. Tao Ling [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ownership, percentage				28.91%	100.00%
Mr. Xiaohong Yin [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ownership, percentage				6.78%